UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10551

        Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$180	5.000%, 1/01/32	1/15 at 100.00	B3	$101,500
150	5.125%, 1/01/37	1/15 at 100.00	B3	82,677
330	Total Consumer Discretionary			184,177
	Consumer Staples – 2.9% (1.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
950	4.750%, 6/01/34	6/17 at 100.00	BBB	554,145
2,200	5.000%, 6/01/41	6/17 at 100.00	BBB	1,191,102
3,150	Total Consumer Staples			1,745,247
	Education and Civic Organizations – 15.3% (10.3% of Total Investments)
3,000	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey Project,	7/12 at 100.00	A	3,049,679
	Series 2002C, 4.750%, 7/01/19 – FGIC Insured
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	190,914
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
790	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	773,094
495	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	465,409
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	A+	587,650
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A	522,820
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
1,090	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	Baa1	1,080,822
	2002A, 5.000%, 7/01/17 – RAAI Insured
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	209,876
	Bond Trust PA-4643, 19.017%, 6/01/30 (IF)
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	8/09 at 101.00	BBB–	899,850
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/19
1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	Baa2	1,511,029
	12/01/31 – AMBAC Insured
9,640	Total Education and Civic Organizations			9,291,143
	Energy – 1.6% (1.1% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	BBB	994,610
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
	Financials – 4.6% (3.1% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/10 at 100.00	N/R	387,642
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	10/09 at 100.00	Ba1	1,214,488
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,171,006
	Project, Series 2002, 5.750%, 10/01/21
3,300	Total Financials			2,773,136
	Health Care – 28.3% (18.9% of Total Investments)
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	168,194
	2004A, 5.750%, 2/15/34
400	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	378,680
	Series 2008A, 5.000%, 7/01/27
	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,
	Jersey City Medical Center, Series 2001:
485	5.000%, 8/01/31 – AMBAC Insured	8/11 at 100.00	N/R	485,228
1,925	5.000%, 8/01/41 – AMBAC Insured	8/11 at 100.00	N/R	1,882,900
260	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AAA	261,960
	Series 2009, Trust 3018, 18.976%, 7/01/38 – AGC Insured (IF)
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	552,233
	Medical Center, Series 2007, 5.000%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa2	982,140
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	72,996
	Hospital, Series 2005A, 5.500%, 7/01/36
120	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	106,276
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group, Series 2001:
400	5.500%, 7/01/21	7/11 at 100.00	A2	403,012
140	5.625%, 7/01/31	7/11 at 100.00	A2	136,975
510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/10 at 100.00	Aa3	497,673
	Obligated Group, Series 1999, 5.250%, 7/01/29 – FSA Insured
1,185	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BB+	925,959
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/10 at 100.00	A2	3,501,049
	University Hospital, Series 2000, 5.750%, 7/01/31
630	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	BBB–	565,589
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	385,455
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
455	5.000%, 7/01/36	7/16 at 100.00	A2	402,871
435	5.000%, 7/01/46	7/16 at 100.00	A2	370,938
775	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa2	779,604
	Hospital, Series 2000A, 6.875%, 7/01/20
1,390	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A+	1,408,501
	Medical Center, Series 2002, 5.750%, 7/01/25
1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	BBB–	847,148
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
960	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AAA	952,704
	2007-I, 5.000%, 7/01/38 – AGC Insured
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/09 at 100.00	A3	1,107,348
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
18,440	Total Health Care			17,175,433
	Housing/Multifamily – 3.1% (2.1% of Total Investments)
1,920	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/09 at 100.00	A+	1,889,530
	1997A, 5.650%, 5/01/40 (Pre-refunded N/A) – AMBAC Insured (Alternative Minimum Tax)
	Housing/Single Family – 0.4% (0.3% of Total Investments)
225	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	194,715
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
	Industrials – 0.4% (0.3% of Total Investments)
220	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	222,211
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/09)
	Long-Term Care – 8.7% (5.8% of Total Investments)
415	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	282,279
	Evergreens Project, Series 2007, 5.625%, 1/01/38
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	5.500%, 6/01/21	6/11 at 102.00	A–	1,009,190
4,000	5.500%, 6/01/31	6/11 at 102.00	A–	3,721,239
375	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/10 at 100.00	BB+	260,730
	Obligated Group, Series 1998, 5.125%, 7/01/25
5,790	Total Long-Term Care			5,273,438
	Tax Obligation/General – 1.8% (1.2% of Total Investments)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A1	733,978
	AMBAC Insured
385	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/23 –	7/11 at 100.00	AAA	385,712
	FSA Insured
1,085	Total Tax Obligation/General			1,119,690
	Tax Obligation/Limited – 28.6% (19.1% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	456,568
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AA	1,082,350
	5.000%, 12/01/18 – MBIA Insured
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	A–	777,638
	2004, 5.250%, 1/01/16 – AMBAC Insured
435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	A1	464,871
	2007, 5.250%, 12/15/22 – AMBAC Insured
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	618,171
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
1,305	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA–	1,333,071
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
435	5.500%, 6/15/24	6/12 at 100.00	BBB	373,452
700	5.750%, 6/15/34	6/14 at 100.00	BBB	566,769
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
50	5.125%, 6/15/27	6/17 at 100.00	Baa3	41,183
75	5.125%, 6/15/37	6/17 at 100.00	Baa3	56,031
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
435	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	424,090
870	5.000%, 9/01/37	9/17 at 100.00	AA–	848,180
350	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	398,241
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	669,508
985	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	985,453
200	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	AA–	200,996
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	1,097,670
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
765	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	A	785,311
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	319,674
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	559,823
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	1,019,466
	5.500%, 12/15/16 – MBIA Insured
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	712,581
	5.000%, 6/15/19 – FSA Insured
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	868,936
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
3,040	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	947,355
2,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	472,040
5,000	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	1,031,200
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	223,042
	2006A, 4.500%, 7/01/36 – CIFG Insured
24,455	Total Tax Obligation/Limited			17,333,670
	Transportation – 24.0% (16.0% of Total Investments)
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	A+	507,320
	1/01/27 – MBIA Insured
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	450,384
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	2,142,440
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – FSA Insured	No Opt. Call	AAA	1,638,450
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	505,980
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AAA	3,058,949
	Twenty-Fifth Series 2002, 5.000%, 10/15/26 – FSA Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	6/14 at 100.00	AA–	1,932,260
	Twenty-Seventh Series 2002, 5.125%, 6/15/37 – AMBAC Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	A	4,237,437
50	5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)	12/09 at 100.00	A	46,015
14,150	Total Transportation			14,519,235
	U.S. Guaranteed – 23.8% (15.9% of Total Investments) (4)
1,000	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R (4)	1,150,930
	Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)
2,000	Jackson Township School District, Ocean County, New Jersey, General Obligation Bonds, Series	4/12 at 100.00	AA (4)	2,219,520
	2002, 5.000%, 4/15/21 (Pre-refunded 4/15/12) – FGIC Insured
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (4)	203,411
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
315	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	A2 (4)	363,390
	2005F, 5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System
	Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (4)	842,933
630	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (4)	716,972
1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (4)	1,419,113
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	211,274
2,430	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,833,939
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA– (4)	286,973
	5.250%, 1/01/21 – MBIA Insured
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,067,350
	5.500%, 10/01/40
505	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	AAA	556,414
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,080	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,138,493
1,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,432,413
12,805	Total U.S. Guaranteed			14,443,125
	Utilities – 4.7% (3.1% of Total Investments)
95	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	10/09 at 100.00	Baa3	94,795
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative
	Minimum Tax)
2,300	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – MBIA Insured	10/09 at 101.00	A	1,975,010
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	774,795
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
3,145	Total Utilities			2,844,600
	Water and Sewer – 1.1% (0.7% of Total Investments)
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	139,601
	6.000%, 7/01/25
500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	N/R	498,115
	5.250%, 8/01/19 – FGIC Insured
650	Total Water and Sewer			637,716
$ 100,305	Total Investments (cost $94,872,345) – 149.6%			90,641,676
	Other Assets Less Liabilities – 1.9%			1,184,148
	Preferred Shares, at Liquidation Value – (51.5)% (5)			(31,225,000)
	Net Assets Applicable to Common Shares – 100%			$60,600,824

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$90,641,676	$ —	$90,641,676

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $94,843,321.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,195,074
Depreciation	(6,396,719)
Net unrealized appreciation (depreciation) of investments	$(4,201,645)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                  Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                  Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009